per share amounts (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,355	1,278	1,327	1,263
Effect of dilutive securities - Restricted share units	4	2	4	1
Diluted total weighted average number of Common Shares outstanding	1,359	1,280	1,331	1,264
TELUS Corporation share options | Share option awards | Maximum
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	1	1	1	1
Restricted share units
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0	0	0